Leases - Summary of Future Aggregate Undiscounted Non-cancellable Lease Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Lease liabilities	$ 297	$ 304
Lease liabilities included in the consolidated statement of financial position
Current	59	58
Non-current	190	198
Within 1 year [Member]
Statement [Line Items]
Lease liabilities	68	72
Between 1 and 2 years [Member]
Statement [Line Items]
Lease liabilities	58	60
Between 2 and 3 years [Member]
Statement [Line Items]
Lease liabilities	37	45
Between 3 and 4 years [Member]
Statement [Line Items]
Lease liabilities	29	30
Between 4 and 5 years [Member]
Statement [Line Items]
Lease liabilities	25	24
Later than 5 years [Member]
Statement [Line Items]
Lease liabilities	$ 80	$ 73